SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Summary of options activities

A summary of options activities during the year ended December 31, 2025 is presented below:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at January 1, 2025	838,694	0.01	16.06	4.18	20,102
Granted	—	—	—
Exercised	(165,720)	0.01	12.72
Forfeited	(88,200)	0.01	12.72
Options outstanding at December 31, 2025	584,774	0.01	17.50	3.24	14,225
Options vested and expected to vest as of December 31, 2025	584,774	0.01	17.50	3.24	14,225
Options exercisable as of December 31, 2025	—	—	—	—	—

Summary of the RSUs activity

A summary of the RSUs activity during the year ended December 31, 2025 is presented below:

RSUs
Unvested balance at January 1, 2025	4,652,285
Granted	970,400
Vested	(1,738,471)
Forfeited	(463,637)
Unvested balance at December 31, 2025	3,420,577